CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Net income	$ (14,137,417)	$ 26,133,088	$ 57,620,552
Other comprehensive income
Foreign currency translation gain	9,436,967	3,355,961	11,038,151
Total comprehensive (loss)/income	$ (4,700,450)	$ 29,489,049	$ 68,658,703